ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

7.	ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	June 30, 2024	September 30, 2023

Asset retirement obligations, beginning of the year	$260,167	$236,412
Obligations derecognized	-	(287)
Revisions of estimates	-	(7,934)
Accretion expense	27,594	31,976
	$287,761	$260,167

During the year ended September 30, 2023, the Company had a revision of estimates totaling $7,934 primarily due to changes in future cost estimates and retirement dates for its oil and gas assets. During the year ended September 30, 2023, the Company incurred plugging and abandonment costs of $66,354 and recognized a loss of $66,067 on the settlement.

Reclamation deposits

As of June 30, 2024, the Company held reclamation deposits of $75,000 (September 30, 2023 - $145,000), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests. During the nine months ended June 30, 2024, the Company redeemed $70,000 in reclamation deposits.

7. ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations reflects the estimated present value of the amount of dismantlement, removal, site reclamation, and similar activities associated with the Company’s oil and gas properties. Changes to the asset retirement obligations are as follows:

	2023	2022

Asset retirement obligations, beginning of the year	$236,412	$552,594
Obligations derecognized	(287)	-
Revisions of estimates	(7,934)	(371,212)
Accretion expense	31,976	55,030
	$260,167	$236,412

During the year ended September 30, 2023, the Company had revision of estimates totaling $7,934 (2022 - $371,212) primarily due to changes in future cost estimates and retirement dates for its oil and gas assets. During the year ended September 30, 2023, the Company incurred plugging and abandonment costs of $66,354 and recognized a loss of $66,067 on the settlement.

Reclamation deposits

As of September 30, 2023, the Company held reclamation deposits of $145,000 (September 30, 2022 - $145,000), which are expected to be released after all reclamation work has been completed with regard to its oil and natural gas interests.